EQUITY (Details Narrative) - USD ($)															12 Months Ended
	May 17, 2025	May 08, 2025	May 06, 2025	Mar. 07, 2025	May 16, 2024	May 09, 2024	May 06, 2024	Nov. 15, 2023	Nov. 07, 2023	Jan. 26, 2023	Jan. 26, 2023	Dec. 19, 2022	Dec. 15, 2022	Jun. 30, 2022	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jan. 26, 2025	Jan. 26, 2024	Nov. 06, 2023	Oct. 22, 2022	Jul. 31, 2021	Apr. 26, 2017	Jul. 11, 2016
Class of Stock [Line Items]
Common stock, shares authorized																							100,000,000	15,000,000
Common stock, par value																							$ 0.002	$ 0.002
Shares outstanding, shares															14,230,658	12,730,658							15,000,000
Number of share cancelled								196
Number of shares issued, value															$ 282,917	$ 485,000
Shares issued, value															$ 5,879,390	$ 4,920,800
Stock options exercise purchase price														$ 30.0	$ 20.0	$ 20.0	$ 20.0
Share-based compensation for services															$ 466,044	$ 1,114,857	$ 1,243,385
Statutory reserve description															Appropriations to the statutory surplus reserve are required to be at least 10% of the after-tax net income determined in accordance with PRC regulations until the reserve is equal to 50% of the entity’s registered capital.
Allocatiion to statutory reserve															$ 0	0	$ 0
Restricted reserve															$ 291,443	$ 291,443
Dogness Intelligent Technology Co., Ltd [Member]
Class of Stock [Line Items]
Ownership percentage	19.50%
Warrant exercise price	$ 0.0001
Dogness Intelligent Technology Co., Ltd [Member] | Prefunded Warrant [Member]
Class of Stock [Line Items]
Warrant outstanding	1,550,000
Dogness Intelligent Technology Co., Ltd [Member] | Warrant [Member]
Class of Stock [Line Items]
Warrant outstanding	2,000,000
Warrants issued, value	$ 17,750,000
Mr Silong Chen [Member]
Class of Stock [Line Items]
Aggregated fair value of options granted										$ 941,813	$ 941,813
Share-based payment award, fair value assumptions, method used											Black-Scholes pricing model
Share price										$ 19.4	$ 19.4
Share-based payment award, fair value assumptions, risk free interest rate											4.17%
Share-based payment award fair value assumptions expected term											5 years
Share-based payment award, fair value assumptions, exercise price										$ 20.0	$ 20.0
Share-based payment award, fair value assumptions, expected volatility rate											128.80%
Share-based payment award, fair value assumptions, expected dividend payments
Dr. Yunhao Chen [Member]
Class of Stock [Line Items]
Aggregated fair value of options granted										$ 94,181	$ 94,181
Share-based payment award, fair value assumptions, method used											Black-Scholes pricing model
Share price										$ 19.4	$ 19.4
Share-based payment award, fair value assumptions, risk free interest rate											4.17%
Share-based payment award fair value assumptions expected term											10 years
Share-based payment award, fair value assumptions, exercise price										$ 20.0	$ 20.0
Share-based payment award, fair value assumptions, expected volatility rate											128.80%
Share-based payment award, fair value assumptions, expected dividend payments
Number of options vested											2,500
Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Proceeds from Issuance of Common Stock		$ 5,900,000			$ 4,900,000
Warrant exercise price															$ 0.00001
Modification expense									$ 239,308
Number of warrants were exercised																109,092
Net proceeds from warrant wxercises																$ 329,480
Warrant outstanding															3,550,000
Warrants weighted average remaining term															4 years 10 months 17 days
Securities Purchase Agreement [Member] | Placement Agent [Member]
Class of Stock [Line Items]
Shares Issued, Price Per Share																						$ 36.4
Number of warrants issued to purchase																						8,713
Securities Purchase Agreement [Member] | Investor [Member]
Class of Stock [Line Items]
Shares Issued, Price Per Share														$ 84.0
Number of warrants issued to purchase														109,092
Expiration date														Jun. 03, 2024
Common Class A [Member]
Class of Stock [Line Items]
Common stock, shares authorized																				90,931,000
Common stock, par value															$ 0	$ 0				$ 0.002
Shares outstanding, shares															5,161,658	3,661,658
Common Class A [Member] | Dogness Intelligent Technology Co., Ltd [Member]
Class of Stock [Line Items]
Shares issued	250,000
Shares issued, value	$ 1,250,000
Common Class A [Member] | Silong Chen [Member]
Class of Stock [Line Items]
Number of shares issued										75,000
Number of shares issued, value										$ 1,455,000
Common Class A [Member] | Silong Chen [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Class of Stock [Line Items]
Number of shares issued				50,000						25,000
Common Class A [Member] | Yunhao Chen [Member]
Class of Stock [Line Items]
Number of shares issued										7,500
Number of shares issued, value										$ 145,500
Common Class A [Member] | Yunhao Chen [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Class of Stock [Line Items]
Number of shares issued										2,500
Common Class A [Member] | Mr Silong Chen [Member]
Class of Stock [Line Items]
Stock options grants to purchase											75,000
Stock options exercise purchase price										$ 20.0	$ 20.0							$ 20.0	$ 20.0
Common Class A [Member] | Dr. Yunhao Chen [Member]
Class of Stock [Line Items]
Stock options grants to purchase											7,500
Stock options exercise purchase price										$ 20.0	$ 20.0							$ 20.0	$ 20.0
Common Class A [Member] | Real Miracle Investments Limited [Member]
Class of Stock [Line Items]
Number of shares issued													15,000
Number of shares issued, value												$ 334,500
Common Class A [Member] | Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Sale of Stock, Number of Shares Issued in Transaction						2,000,000	1,200,000
Shares Issued, Price Per Share			$ 5.0			$ 2.50
Gross proceeds			$ 6,000,000.0			$ 5,000,000.0
Common Class B [Member]
Class of Stock [Line Items]
Common stock, shares authorized																				19,069,000
Common stock, par value															$ 0	$ 0				$ 0.002
Shares outstanding, shares															9,069,000	9,069,000
Minimum [Member]
Class of Stock [Line Items]
Common stock, shares authorized																					100,000,000
Common stock, par value																					$ 0.002
Minimum [Member] | Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Warrant exercise price									$ 3.02
Minimum [Member] | Common Class A [Member]
Class of Stock [Line Items]
Common stock, shares authorized																					90,931,000
Minimum [Member] | Common Class B [Member]
Class of Stock [Line Items]
Common stock, shares authorized																					9,069,000
Maximum [Member]
Class of Stock [Line Items]
Common stock, shares authorized																					110,000,000
Common stock, par value																					$ 0.002
Maximum [Member] | Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Warrant exercise price									$ 84.0
Maximum [Member] | Common Class A [Member]
Class of Stock [Line Items]
Common stock, shares authorized																					90,931,000
Maximum [Member] | Common Class B [Member]
Class of Stock [Line Items]
Common stock, shares authorized																					19,069,000